Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders [Abstract]
Net loss applicable to shareholders of ordinary shares	$ (4,598)	$ (2,201)		$ (1,540)
Shares of ordinary share used in computing basic net loss per share	1,184,484	663,411	[1]	413,192	[1]
Net loss per share of ordinary share, basic	$ (3.88)	$ (3.32)	[1]	$ (3.73)	[1]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.